SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Options, Outstanding, Beginning balance	26,520,000	26,520,000	26,802,500
Weighted Average Exercise Price, Outstanding, Beginning balance	12.00%
Weighted Average Remaining Contractual Life (In Years)	17 years 7 days	17 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Number of Options, Outstanding, Granted
Weighted Average Exercise Price, Outstanding, Granted
Number of Options, Outstanding, Exercised
Weighted Average Exercise Price, Outstanding, Exercised
Number of Options, Outstanding, Cancelled/Forfeited			(282,500)
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited			$ 0.12
Number of Options, Outstanding, Ending balance	26,520,000	26,520,000	26,520,000
Weighted Average Exercise Price, Outstanding, Ending balance	12.00%	12.00%
Aggregate Intrinsic Value, Outstanding, Ending balance
Number of Options, Outstanding, Exercisable	26,520,000
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable	17 years 7 days
Aggregate Intrinsic Value, Exercisable, Ending balance